Fair Value Measurements 10-K (Tables)	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Fair Values of Financial Assets and Liabilities Measured on a Recurring Basis
The following table presents the fair values of our financial assets and liabilities measured at fair value on a recurring basis and the level within the fair value hierarchy in which the measurements fall (in thousands):

	Level	December 4, 2012	June 5, 2012
Deferred compensation plan: other investments – Assets	1	$8,240	$7,974
Deferred compensation plan: other investments – Liabilities	1	(8,240)	(7,974)
Deferred compensation plan: RTI common stock – Equity	1	1,063	1,008
Deferred compensation plan: RTI common stock – Equity	1	(1,063)	(1,008)
Total		$–	$–

The following table presents the fair values of our financial assets and liabilities measured at fair value on a recurring basis and the level within the fair value hierarchy in which the measurements fall (in thousands):

	Level	June 5, 2012	May 31, 2011
Deferred compensation plan: other investments - Assets	1	$7,974	$8,792
Deferred compensation plan: other investments - Liabilities	1	(7,974)	(8,792)
Deferred compensation plan: RTI common stock - Equity	1	1,008	-
Deferred compensation plan: RTI common stock - Equity	1	(1,008)	-
Total		$-	$-

Fair Values of Financial Assets and Liabilities Measured on a Non-Recurring basis
The following table presents the fair values for those assets and liabilities measured on a non-recurring basis and remaining on our Condensed Consolidated Balance Sheets as of December 4, 2012 and June 5, 2012 (in thousands):

	Fair Value Measurements
	Level	December 4, 2012	June 5, 2012
Long-lived assets held for sale *	2	$23,303	$26,495
Long-lived assets held for use	2	8,204	385
Total		$31,507	$26,880

* Included in the carrying value of long-lived assets held for sale as of December 4, 2012 and June 5, 2012 are $19.1 million and $21.8 million, respectively, of assets included in Construction in progress in the Condensed Consolidated Balance Sheets as we do not expect to sell these assets within the next 12 months.

The following table presents the losses recognized during the 13 and 26 weeks ended December 4, 2012 and November 29, 2011 resulting from fair value measurements of assets and liabilities measured on a non-recurring basis. These losses are included in Closures and impairments in our Condensed Consolidated Statements of Operations and Comprehensive (Loss)/Income (in thousands):

	Thirteen weeks ended		Twenty-six weeks ended
	December 4, 2012	November 29, 2011	December 4, 2012	November 29, 2011
Long-lived assets held for sale	$354	$–	$511	$206
Long-lived assets held for use	18,160	630	18,451	630
	$18,514	$630	$18,962	$836

The following table presents the fair values for those assets and liabilities measured on a non-recurring basis and remaining on our Consolidated Balance Sheets as of June 5, 2012 and May 31, 2011 and the losses recognized from all such measurements during fiscal 2012 and 2011 (in thousands):

	Fair Value Measurements
	June 5, 2012	Level 1	Level 2	Level 3	Losses
Long-lived assets held for sale *	$26,495	$-	$26,495	$-	$891
Long-lived assets held for use	385	-	385	-	12,742
Total	$26,880	$-	$26,880	$-	$13,633

	Fair Value Measurements
	May 31, 2011	Level 1	Level 2	Level 3	Losses
Long-lived assets held for sale *	$24,686	$-	$24,686	$-	$1,600
Long-lived assets held for use	747	-	747	-	4,498
Total	$25,433	$-	$25,433	$-	$6,098

* Included in the carrying value of long-lived assets held for sale as of June 5, 2012 and May 31, 2011 are $21.8 million and $23.3 million, respectively, of assets included in Construction in progress and other in the Consolidated Balance Sheets as we do not expect to sell these assets within the next 12 months.

Carrying Amounts and Fair Values of Other Financial Instruments Not Measured on a Recurring Basis
Our financial instruments at December 4, 2012 and June 5, 2012 consisted of cash and cash equivalents, accounts receivable and payable, long-term debt, and letters of credit. The fair values of cash and cash equivalents and accounts receivable and payable approximated carrying value because of the short-term nature of these instruments. The carrying amounts and fair values of our other financial instruments not measured on a recurring basis using fair value, however subject to fair value disclosures are as follows (in thousands):
	December 4, 2012		June 5, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt and capital leases	$308,697	$303,769	$326,663	$312,225
Letters of credit	–	245	–	222

Our financial instruments at June 5, 2012 and May 31, 2011 consisted of cash and short-term investments, accounts receivable and payable, long-term debt, letters of credit, and, as previously discussed, for fiscal 2011, deferred compensation plan investments. The fair values of cash and short-term investments and accounts receivable and payable approximated carrying value because of the short-term nature of these instruments. The carrying amounts and fair values of our other financial instruments not measured on a recurring basis using fair value, however subject to fair value disclosures are as follows (in thousands):

	June 5, 2012		May 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Deferred Compensation Plan
investment in RTI common stock*			$1,556	$1,653
Long-term debt and capital leases	$326,663	$312,225	344,274	348,272
Letters of credit	-	222	-	178

*Fiscal 2012 amounts are not presented for the investment in RTI common stock in the Deferred Compensation Plan as this investment is now measured at fair value on a recurring basis and is reflected in the table above.